Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net Estimated Useful Lives	The estimated useful lives of these assets are generally as follows:
Category	Estimated useful life

Leasehold improvement	Shorter of the lease term or estimated economic life
Computer and electronic equipment	3 years
Molds	3-5 years
Furniture	3-5 years
Motor vehicles	4 years

Schedule of Intangible Assets Estimated Useful Lives	higher amortization in the earlier years of the assets’ useful life, or using a straight-line method as follows:
Category	Estimated useful life

Software	1 year to 2 years
Brand name	5 years
Intellectual property rights (“IP Rights”)	10 years
Licensed intellectual properties (“Licensed IPs”)	2-10 years
Channel relationship	3 years

Schedule of Group’s Revenues Disaggregated by Business Line

The following table sets forth a breakdown of the Group’s revenues disaggregated by business line:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Online learning services
- Financial literacy courses	1,874,627	1,307,365	881,370
- Skills upgrading courses	721,252	1,661,791	1,039,636
- Recreation and leisure courses	138,998	395,118	313,449
Subtotal	2,734,877	3,364,274	2,234,455
Consumer business	4,816	173,961	213,203
Enterprise services	340,934	247,732	187,253
Pop toy business	-	-	65,781
Others	754	9,364	24,900
Total revenues	3,081,381	3,795,331	2,725,592